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Class I Supplement to the Prospectus -- June 16, 2006*

Fund (Class I Supplement Date)                                 Prospectus Form #
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RiverSourceSM Aggressive Growth Fund (7/29/05**)                  S-6260-79 F
RiverSource Cash Management Fund (10/03/05)                       S-6320-79 AC
RiverSource Core Bond Fund (10/03/05)                             S-6267-79 E
RiverSource Disciplined Equity Fund (10/03/05)                    S-6263-79 E
RiverSource Disciplined International Equity Fund (4/24/06)       S-6506-79 A
RiverSource Disciplined Small Cap Value Fund (2/06/06)            S-6397-79 A
RiverSource Disciplined Small and Mid Cap Equity Fund (4/24/06)   S-6505-79 A
RiverSource Diversified Bond Fund (10/28/05)                      S-6495-79 Y
RiverSource Dividend Opportunity Fund (10/03/05)                  S-6341-79 Z
RiverSource Emerging Markets Fund (12/30/05)                      S-6354-79 P
RiverSource Emerging Markets Bond Fund (2/06/06)                  S-6398-79 A
RiverSource Equity Value Fund (5/30/06)                           S-6382-79 U
RiverSource European Equity Fund (12/30/05)                       S-6006-79 J
RiverSource Floating Rate Fund (2/06/06)                          S-6501-79 A
RiverSource Fundamental Growth Fund (7/29/05**)                   S-6261-79 F
RiverSource Fundamental Value Fund (7/29/05**)                    S-6236-79 H
RiverSource Global Bond Fund (12/30/05)                           S-6309-79 AA
RiverSource Global Technology Fund (12/30/05)                     S-6395-79 K
RiverSource Growth Fund (10/03/05)                                S-6455-79 Z
RiverSource High Yield Bond Fund (7/29/05**)                      S-6370-79 Z
RiverSource Income Opportunities Fund (10/03/05)                  S-6266-79 E
RiverSource Inflation Protected Securities Fund (10/03/05)        S-6280-79 D
RiverSource International Aggressive Growth Fund (12/30/05)       S-6243-79 J
RiverSource International Equity Fund (12/30/05)                  S-6259-79 G
RiverSource International Opportunity Fund (12/30/05)             S-6140-79 AC
RiverSource International Select Value Fund (12/30/05)            S-6242-79 J
RiverSource International Small Cap Fund (12/30/05)               S-6258-79 G
RiverSource Large Cap Equity Fund (10/03/05)                      S-6244-79 F
RiverSource Large Cap Value Fund (10/03/05)                       S-6246-79 F
RiverSource Limited Duration Bond Fund (10/03/05)                 S-6265-79 E
RiverSource Mid Cap Growth Fund (1/27/06)                         S-6426-79 AA
RiverSource Precious Metals Fund (5/30/06)                        S-6142-79 AC
RiverSource Real Estate Fund (10/03/05)                           S-6281-79 D
RiverSource Select Value Fund (7/29/05**)                         S-6240-79 G
RiverSource Short Duration U.S. Government Fund (7/29/05**)       S-6042-79 AA
RiverSource Small Cap Advantage Fund (5/30/06)                    S-6427-79 L
RiverSource Small Cap Equity Fund (7/29/05**)                     S-6237-79 H
RiverSource Small Cap Growth Fund (5/30/06)                       S-6301-79 J
RiverSource Small Cap Value Fund (7/29/05**)                      S-6239-79 H
RiverSource U.S. Government Mortgage Fund (7/29/05**)             S-6245-79 G
RiverSource Value Fund (7/29/05**)                                S-6238-79 H

** Amended as of Oct. 3, 2005

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

S-6382-1 A (6/06)
* Valid until next prospectus update.


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The Buying and Selling Shares section has been revised as follows:

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by RiverSource Distributors, Inc. (expected to be operational mid-2006) and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.